Note 15 - Income Taxes - Significant Components of Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Deferred tax asset	$ 12,114	$ 7,277
Unrecognized deferred tax asset	(12,114)	(7,277)
Net deferred tax assets
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred tax asset	10,971	6,287
Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Deferred tax asset	50	50
Temporary differences, share issuance costs [member]
Statement Line Items [Line Items]
Deferred tax asset	$ 1,093	$ 940